Intangible Assets - Additional Information (Detail) - Micromidas, Inc. - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets weighted average useful life	9 years 10 months 13 days		9 years 10 months 13 days
Amortization expense	$ 11,018	$ 3,962	$ 41,956	$ 44,292